Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000192464 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192464 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192464 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	12.00%
C000192464 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192464 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000192464 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000192464 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000192464 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000192464 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000192464 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000192464 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192464 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192464 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000192464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192464 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000192464 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192464 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192464 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000192464 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000192464 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192464 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000192464 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	166.60%
Percent of Net Short Exposure	(156.30%)
C000192464 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.70%)
C000192464 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192464 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	65.20%
Percent of Net Short Exposure	0.00%
C000192464 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192463 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192463 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192463 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	12.00%
C000192463 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192463 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000192463 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000192463 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000192463 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000192463 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000192463 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000192463 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192463 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000192463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000192463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000192463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000192463 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192463 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000192463 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	166.60%
Percent of Net Short Exposure	(156.30%)
C000192463 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.70%)
C000192463 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192463 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	65.20%
Percent of Net Short Exposure	0.00%
C000192463 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192465 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192465 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192465 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	12.00%
C000192465 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000192465 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000192465 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000192465 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000192465 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000192465 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000192465 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000192465 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192465 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000192465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000192465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192465 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000192465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000192465 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192465 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000192465 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	166.60%
Percent of Net Short Exposure	(156.30%)
C000192465 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.70%)
C000192465 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192465 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	65.20%
Percent of Net Short Exposure	0.00%
C000192465 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000070968 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	4.00%
C000070968 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	28.00%
C000070968 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070968 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000070968 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	42.00%
Percent of Total Short Exposure	16.00%
C000070968 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	6.00%
Percent of Total Short Exposure	0.00%
C000070968 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.69%)
C000070968 | EQ, Option Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000070968 | IN, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.44%)
C000070968 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.27%)
C000070968 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000070968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000070968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000070968 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000070968 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000070968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070968 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
Percent of Net Short Exposure	(42.70%)
C000070968 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	37.70%
Percent of Net Short Exposure	0.00%
C000070968 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Closed End Fund
Holdings [Line Items]
Percent of Net Long Exposure	6.30%
Percent of Net Short Exposure	0.00%
C000070968 | Convertible Bond
Holdings [Line Items]
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	(3.40%)
C000070968 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	(1.70%)
C000070968 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000070968 | Option Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Unit
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000070967 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000070967 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	4.00%
C000070967 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	28.00%
C000070967 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070967 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000070967 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	42.00%
Percent of Total Short Exposure	16.00%
C000070967 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	6.00%
Percent of Total Short Exposure	0.00%
C000070967 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.69%)
C000070967 | EQ, Option Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000070967 | IN, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.44%)
C000070967 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.27%)
C000070967 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000070967 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000070967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000070967 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000070967 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000070967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070967 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
Percent of Net Short Exposure	(42.70%)
C000070967 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	37.70%
Percent of Net Short Exposure	0.00%
C000070967 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Closed End Fund
Holdings [Line Items]
Percent of Net Long Exposure	6.30%
Percent of Net Short Exposure	0.00%
C000070967 | Convertible Bond
Holdings [Line Items]
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	(3.40%)
C000070967 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	(1.70%)
C000070967 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000070967 | Option Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Unit
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000145937 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000145937 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	4.00%
C000145937 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	28.00%
C000145937 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145937 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000145937 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	42.00%
Percent of Total Short Exposure	16.00%
C000145937 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	6.00%
Percent of Total Short Exposure	0.00%
C000145937 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.69%)
C000145937 | EQ, Option Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000145937 | IN, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.44%)
C000145937 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.27%)
C000145937 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000145937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145937 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000145937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000145937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145937 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000145937 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000145937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000145937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145937 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
Percent of Net Short Exposure	(42.70%)
C000145937 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	37.70%
Percent of Net Short Exposure	0.00%
C000145937 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Closed End Fund
Holdings [Line Items]
Percent of Net Long Exposure	6.30%
Percent of Net Short Exposure	0.00%
C000145937 | Convertible Bond
Holdings [Line Items]
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	(3.40%)
C000145937 | Corporate Bond
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	(1.70%)
C000145937 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000145937 | Option Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Unit
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000219592 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219592 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219592 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219592 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219592 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219592 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219592 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000219592 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000219592 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219592 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219592 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219592 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219593 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219593 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219593 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219593 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219593 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000219593 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000219593 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219593 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219593 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219593 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219591 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219591 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219591 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219591 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219591 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000219591 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000219591 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219591 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219591 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219591 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145994 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	72.00%
C000145994 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000145994 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000145994 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000145994 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000145994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000145994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000145994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000145994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000145994 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000145994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145994 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000145994 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145994 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145994 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145994 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145994 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145994 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145994 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145994 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145994 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145995 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	72.00%
C000145995 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000145995 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000145995 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000145995 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000145995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000145995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000145995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000145995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000145995 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000145995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145995 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000145995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145995 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145995 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145995 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145995 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145995 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145995 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145995 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145996 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	72.00%
C000145996 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000145996 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000145996 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000145996 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000145996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000145996 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000145996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000145996 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000145996 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000145996 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145996 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000145996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145996 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145996 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145996 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145996 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145996 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145996 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145996 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145996 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	0.00%
C000127655 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	17.00%
C000127655 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	48.00%
Percent of Total Short Exposure	0.00%
C000127655 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000127655 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000127655 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000127655 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000127655 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000127655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000127655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127655 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000127655 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000127655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000127655 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000127655 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127655 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127655 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127655 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127655 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127655 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127655 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127655 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	0.00%
C000127656 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	17.00%
C000127656 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	48.00%
Percent of Total Short Exposure	0.00%
C000127656 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000127656 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000127656 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000127656 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000127656 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000127656 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127656 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000127656 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127656 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127656 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127656 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127656 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000127656 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000127656 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127656 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000127656 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000127656 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127656 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127656 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127656 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127656 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127656 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127656 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127656 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	0.00%
C000145944 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	17.00%
C000145944 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	48.00%
Percent of Total Short Exposure	0.00%
C000145944 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000145944 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000145944 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000145944 | Other countries
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000145944 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000145944 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000145944 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000145944 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145944 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000145944 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145944 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000145944 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000145944 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000145944 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145944 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000145944 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000145944 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000145944 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145944 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145944 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145944 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145944 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145944 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145944 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138522 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	24.00%
C000138522 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138522 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	11.00%
C000138522 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000138522 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138522 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138522 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000138522 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000138522 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.56%)
C000138522 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000138522 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000138522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000138522 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000138522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138522 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138522 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000138522 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000138522 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	69.30%
Percent of Net Short Exposure	0.00%
C000138522 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(10.10%)
C000138522 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
Percent of Net Short Exposure	0.00%
C000138523 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	24.00%
C000138523 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138523 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	11.00%
C000138523 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000138523 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138523 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138523 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000138523 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000138523 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.56%)
C000138523 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000138523 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000138523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000138523 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000138523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138523 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138523 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000138523 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000138523 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	69.30%
Percent of Net Short Exposure	0.00%
C000138523 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(10.10%)
C000138523 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
Percent of Net Short Exposure	0.00%
C000145947 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	24.00%
C000145947 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145947 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	11.00%
C000145947 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000145947 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145947 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145947 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000145947 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000145947 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.56%)
C000145947 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000145947 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000145947 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145947 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000145947 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000145947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145947 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145947 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000145947 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000145947 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	69.30%
Percent of Net Short Exposure	0.00%
C000145947 | Reverse Repurchase Agreement
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(10.10%)
C000145947 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
Percent of Net Short Exposure	0.00%
C000082154 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000082154 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082154 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000082154 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000082154 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000082154 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000082154 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
C000082154 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000082154 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.45%)
C000082154 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000082154 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000082154 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000082155 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000082155 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082155 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000082155 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000082155 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000082155 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000082155 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
C000082155 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000082155 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.45%)
C000082155 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000082155 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000082155 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000145938 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000145938 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145938 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000145938 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000145938 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000145938 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000145938 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
C000145938 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000145938 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.45%)
C000145938 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000145938 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000145938 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000127657 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000127657 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127657 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000127657 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000127657 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000127657 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000127657 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000127657 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000127657 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.63%)
C000127657 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000127657 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000127657 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000127658 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000127658 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127658 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000127658 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000127658 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000127658 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000127658 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000127658 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000127658 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.63%)
C000127658 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000127658 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000127658 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000145945 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	13.00%
C000145945 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145945 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	16.00%
C000145945 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	15.00%
C000145945 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000145945 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000145945 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000145945 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000145945 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.63%)
C000145945 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	4.00%
C000145945 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000145945 | CR, Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000091909 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000091909 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	27.00%
C000091909 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	37.00%
Percent of Total Short Exposure	10.00%
C000091909 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000091909 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000091909 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
C000091909 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091909 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000091909 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000091909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000091909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000091909 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000091909 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000091909 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000091909 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000091909 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	53.30%
Percent of Net Short Exposure	(12.20%)
C000091909 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000091909 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	33.50%
Percent of Net Short Exposure	0.00%
C000091909 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000091909 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
Percent of Net Short Exposure	0.00%
C000091909 | Foreign Government Security
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000091908 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000091908 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	27.00%
C000091908 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	37.00%
Percent of Total Short Exposure	10.00%
C000091908 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000091908 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000091908 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
C000091908 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091908 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000091908 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000091908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000091908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000091908 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000091908 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000091908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000091908 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000091908 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	53.30%
Percent of Net Short Exposure	(12.20%)
C000091908 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000091908 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	33.50%
Percent of Net Short Exposure	0.00%
C000091908 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000091908 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
Percent of Net Short Exposure	0.00%
C000091908 | Foreign Government Security
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000145939 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000145939 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	27.00%
C000145939 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	37.00%
Percent of Total Short Exposure	10.00%
C000145939 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000145939 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000145939 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
C000145939 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145939 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000145939 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145939 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145939 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000145939 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000145939 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000145939 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145939 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000145939 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	53.30%
Percent of Net Short Exposure	(12.20%)
C000145939 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000145939 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	33.50%
Percent of Net Short Exposure	0.00%
C000145939 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145939 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
Percent of Net Short Exposure	0.00%
C000145939 | Foreign Government Security
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000115560 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	74.00%
Percent of Total Short Exposure	26.00%
C000115560 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(2.01%)
C000115559 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	74.00%
Percent of Total Short Exposure	26.00%
C000115559 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(2.01%)
C000145941 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	74.00%
Percent of Total Short Exposure	26.00%
C000145941 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	(2.01%)
C000130629 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	21.00%
C000130629 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000130629 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000130629 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000130629 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
C000130629 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000130629 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.52%)
C000130629 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000130629 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000130629 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000130629 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130629 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000130629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000130629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000130629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000130629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000130629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000130629 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000130629 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000130629 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	199.00%
Percent of Net Short Exposure	(184.70%)
C000130629 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.80%)
C000130629 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000130629 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	62.50%
Percent of Net Short Exposure	0.00%
C000130629 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000130630 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	21.00%
C000130630 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000130630 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000130630 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000130630 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
C000130630 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000130630 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.52%)
C000130630 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000130630 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000130630 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000130630 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130630 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000130630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000130630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000130630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000130630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000130630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000130630 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000130630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000130630 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	199.00%
Percent of Net Short Exposure	(184.70%)
C000130630 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.80%)
C000130630 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000130630 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	62.50%
Percent of Net Short Exposure	0.00%
C000130630 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145946 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	21.00%
C000145946 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000145946 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	10.00%
C000145946 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000145946 | EQ, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
C000145946 | EQ, Synthetic Futures
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000145946 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.52%)
C000145946 | IN, Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145946 | IN, Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000145946 | CO, Futures
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000145946 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145946 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000145946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000145946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000145946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000145946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000145946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000145946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000145946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000145946 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000145946 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000145946 | Common Stock
Holdings [Line Items]
Percent of Net Long Exposure	199.00%
Percent of Net Short Exposure	(184.70%)
C000145946 | Preferred Stock
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.80%)
C000145946 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145946 | Short-Term Investment
Holdings [Line Items]
Percent of Net Long Exposure	62.50%
Percent of Net Short Exposure	0.00%
C000145946 | Warrant
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000232928 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
C000232928 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000232928 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	40.00%
C000232928 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000232926 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
C000232926 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000232926 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	40.00%
C000232926 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000232927 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
C000232927 | Foreign Exchange Risk Type, Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000232927 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	40.00%
C000232927 | EQ, Equity Basket Swap Contract
Holdings [Line Items]
Percent of Net Asset Value	0.58%